Quarterly Holdings Report
for
Fidelity® MSCI Consumer Discretionary Index ETF
October 31, 2020
T01-QTLY-1220
1.9584803.106

Schedule of Investments October 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 100.1%
	Shares	Value
AUTO COMPONENTS – 2.3%
Auto Parts & Equipment – 2.2%
Adient PLC (a)	21,970	$ 466,203
American Axle & Manufacturing Holdings, Inc. (a)	28,232	189,719
Aptiv PLC	66,374	6,404,427
Autoliv, Inc.	20,484	1,552,687
BorgWarner, Inc.	60,445	2,114,366
Dana, Inc.	35,486	496,449
Dorman Products, Inc. (a)	18,883	1,685,685
Fox Factory Holding Corp. (a)	9,509	799,517
Gentex Corp.	134,919	3,733,209
Gentherm, Inc. (a)	8,180	378,652
LCI Industries	6,178	677,480
Lear Corp.	14,107	1,704,267
Patrick Industries, Inc.	5,524	307,963
Standard Motor Products, Inc.	4,969	227,580
Stoneridge, Inc. (a)	6,402	146,158
Tenneco, Inc. Class A (a)	13,954	120,283
Veoneer, Inc. (a)	26,056	400,481
Visteon Corp. (a)	6,955	623,516
		22,028,642
Tires & Rubber – 0.1%
Cooper Tire & Rubber Co.	12,593	433,073
The Goodyear Tire & Rubber Co.	57,818	478,733
		911,806
TOTAL AUTO COMPONENTS		22,940,448
AUTOMOBILES – 9.5%
Automobile Manufacturers – 9.4%
Ford Motor Co.	967,139	7,475,984
General Motors Co.	318,625	11,002,121
Tesla, Inc. (a)	188,526	73,155,629
Thor Industries, Inc.	13,703	1,159,000
Winnebago Industries, Inc.	7,844	368,276
		93,161,010
Motorcycle Manufacturers – 0.1%
Harley-Davidson, Inc.	38,038	1,250,690
TOTAL AUTOMOBILES		94,411,700
DISTRIBUTORS – 1.1%
Distributors – 1.1%
Core-Mark Holding Co., Inc.	11,029	301,643
Genuine Parts Co.	35,692	3,227,628
LKQ Corp. (a)	71,582	2,289,908
Pool Corp.	15,602	5,458,048
TOTAL DISTRIBUTORS		11,277,227
DIVERSIFIED CONSUMER SERVICES – 1.5%
Education Services – 0.9%
Adtalem Global Education, Inc. (a)	13,031	305,447
American Public Education, Inc. (a)	3,658	103,412

	Shares	Value

Bright Horizons Family Solutions, Inc. (a)	16,293	$ 2,575,109
Chegg, Inc. (a)	52,458	3,852,516
Graham Holdings Co. Class B	1,061	403,541
Grand Canyon Education, Inc. (a)	11,666	914,264
K12, Inc. (a)	10,006	238,843
Laureate Education, Inc. Class A (a)	25,211	327,743
Perdoceo Education Corp. (a)	17,291	195,215
Strategic Education, Inc.	5,453	452,926
		9,369,016
Specialized Consumer Services – 0.6%
Carriage Services, Inc.	4,207	108,583
Frontdoor, Inc. (a)	21,269	842,678
H&R Block, Inc.	47,708	823,440
OneSpaWorld Holdings Ltd.	12,041	74,775
Regis Corp. (a)	6,114	33,871
Service Corp. International	44,032	2,039,122
Terminix Global Holdings Inc. (a)	32,657	1,537,818
WW International, Inc. (a)	11,634	246,175
		5,706,462
TOTAL DIVERSIFIED CONSUMER SERVICES		15,075,478
HOTELS, RESTAURANTS & LEISURE – 15.1%
Casinos & Gaming – 1.6%
Accel Entertainment, Inc. (a)	12,502	120,019
Boyd Gaming Corp.	20,618	654,003
Caesars Entertainment, Inc. (a)	44,357	1,988,081
Churchill Downs, Inc.	8,783	1,309,984
Everi Holdings, Inc. (a)	20,464	176,195
Las Vegas Sands Corp.	85,072	4,088,560
MGM Resorts International	115,832	2,382,664
Monarch Casino & Resort, Inc. (a)	3,125	135,594
Penn National Gaming, Inc. (a)	39,665	2,141,117
Red Rock Resorts, Inc. Class A	16,963	324,333
Scientific Games Corp. Class A (a)	14,160	451,421
Twin River Worldwide Holdings, Inc.	4,019	97,541
Wynn Resorts Ltd.	24,040	1,741,217
		15,610,729
Hotels, Resorts & Cruise Lines – 2.2%
Carnival Corp.	118,944	1,630,722
Choice Hotels International, Inc.	8,920	779,162
Extended Stay America, Inc.	43,719	496,211
Hilton Grand Vacations, Inc. (a)	19,980	411,588
Hilton Worldwide Holdings, Inc.	68,645	6,027,717
Lindblad Expeditions Holdings, Inc. (a)	6,818	56,726
Marriott International, Inc. Class A	68,250	6,339,060
Marriott Vacations Worldwide Corp.	10,183	983,678
Norwegian Cruise Line Holdings Ltd. (a)	63,560	1,057,003
Playa Hotels & Resorts N.V. (a)	12,699	49,145
Royal Caribbean Cruises Ltd.	44,045	2,485,019
Wyndham Destinations, Inc.	21,097	688,395
Wyndham Hotels & Resorts, Inc.	23,141	1,076,288
		22,080,714

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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Leisure Facilities – 0.4%
Planet Fitness, Inc. Class A (a)	19,821	$ 1,174,791
SeaWorld Entertainment, Inc. (a)	12,485	274,920
Six Flags Entertainment Corp.	18,920	409,050
Vail Resorts, Inc.	9,971	2,313,671
		4,172,432
Restaurants – 10.9%
Aramark	56,256	1,560,541
BJ's Restaurants, Inc.	5,520	155,719
Bloomin' Brands, Inc.	18,110	253,178
Brinker International, Inc.	10,775	469,144
Chipotle Mexican Grill, Inc. (a)	8,220	9,876,166
Cracker Barrel Old Country Store, Inc.	5,639	641,831
Darden Restaurants, Inc.	32,098	2,950,448
Dave & Buster's Entertainment, Inc.	10,464	179,562
Denny's Corp. (a)	15,353	137,563
Dine Brands Global, Inc.	3,785	194,738
Domino's Pizza, Inc.	15,014	5,680,096
Dunkin' Brands Group, Inc.	20,283	2,022,418
El Pollo Loco Holdings, Inc. (a)	4,780	67,494
Jack in the Box, Inc.	5,302	424,478
McDonald's Corp.	193,635	41,244,255
Papa John's International, Inc.	23,155	1,773,673
Ruth's Hospitality Group, Inc.	8,234	92,056
Shake Shack, Inc. Class A (a)	16,501	1,114,148
Starbucks Corp.	312,113	27,141,346
Texas Roadhouse, Inc.	26,470	1,853,694
The Cheesecake Factory, Inc.	10,813	321,362
The Wendy's Co.	46,747	1,021,422
Wingstop, Inc.	8,702	1,012,304
Yum! Brands, Inc.	96,243	8,982,359
		109,169,995
TOTAL HOTELS, RESTAURANTS & LEISURE		151,033,870
HOUSEHOLD DURABLES – 4.5%
Consumer Electronics – 0.8%
Garmin Ltd.	55,930	5,817,839
GoPro, Inc. Class A (a)	29,632	176,014
Sonos, Inc. (a)	156,004	2,277,658
Universal Electronics, Inc. (a)	3,420	126,745
		8,398,256
Home Furnishings – 0.5%
Ethan Allen Interiors, Inc.	5,655	90,763
La-Z-Boy, Inc.	11,349	388,476
Leggett & Platt, Inc.	32,858	1,371,164
Mohawk Industries, Inc. (a)	15,036	1,551,565
Tempur Sealy International, Inc. (a)	11,493	1,022,877
		4,424,845
Homebuilding – 2.5%
Cavco Industries, Inc. (a)	2,035	350,305
Century Communities, Inc. (a)	6,917	268,656

	Shares	Value

D.R. Horton, Inc.	85,501	$ 5,712,322
Green Brick Partners, Inc. (a)	6,179	110,542
Installed Building Products, Inc. (a)	5,876	532,013
KB Home	20,146	649,709
Lennar Corp. Class A	67,911	4,769,390
LGI Homes, Inc. (a)	5,314	567,960
M.D.C. Holdings, Inc.	13,178	573,507
M/I Homes, Inc. (a)	7,035	287,872
Meritage Homes Corp. (a)	9,291	809,153
NVR, Inc. (a)	864	3,415,470
PulteGroup, Inc.	66,469	2,709,276
Skyline Champion Corp. (a)	12,580	322,677
Taylor Morrison Home Corp. (a)	30,514	659,102
Toll Brothers, Inc.	29,841	1,261,678
TopBuild Corp. (a)	11,732	1,797,460
TRI Pointe Group, Inc. (a)	32,286	530,459
		25,327,551
Household Appliances – 0.5%
Helen of Troy Ltd. (a)	6,228	1,180,829
iRobot Corp. (a)	6,957	553,638
Whirlpool Corp.	15,405	2,849,309
		4,583,776
Housewares & Specialties – 0.2%
Newell Brands, Inc.	99,858	1,763,492
TOTAL HOUSEHOLD DURABLES		44,497,920
INTERNET & DIRECT MARKETING RETAIL – 31.9%
Internet & Direct Marketing Retail – 31.9%
1-800-FLOWERS.com, Inc. Class A (a)	6,012	119,218
Amazon.com, Inc. (a)	78,533	238,437,968
Booking Holdings, Inc. (a)	11,328	18,379,680
eBay, Inc.	215,837	10,280,316
Etsy, Inc. (a)	44,948	5,465,227
Expedia Group, Inc.	55,180	5,195,197
Groupon, Inc. (a)	6,146	119,171
GrubHub, Inc. (a)	50,323	3,721,889
Lands' End, Inc. (a)	3,530	56,656
Magnite, Inc. (a)	24,882	224,684
MercadoLibre, Inc. (a)	12,573	15,264,251
Overstock.com, Inc. (a)	42,593	2,389,467
PetMed Express, Inc.	57,833	1,710,700
Quotient Technology, Inc. (a)	18,920	168,388
Qurate Retail, Inc. Class A	96,372	652,438
Revolve Group, Inc. (a)	108,508	1,961,825
Shutterstock, Inc.	34,939	2,286,758
Stamps.com, Inc. (a)	13,123	2,929,579
Stitch Fix, Inc. Class A (a)	44,641	1,536,990
The RealReal, Inc. (a)	103,342	1,301,076
Wayfair, Inc. Class A (a)	23,977	5,947,015
TOTAL INTERNET & DIRECT MARKETING RETAIL		318,148,493

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Common Stocks – continued
	Shares	Value
LEISURE PRODUCTS – 1.6%
Leisure Products – 1.6%
Acushnet Holdings Corp.	9,042	$ 308,604
American Outdoor Brands, Inc. (a)	3,275	49,551
Brunswick Corp.	19,585	1,247,760
Callaway Golf Co.	22,382	346,697
Hasbro, Inc.	32,260	2,668,547
Johnson Outdoors, Inc. Class A	1,533	133,877
Malibu Boats, Inc. Class A (a)	5,082	258,318
Mattel, Inc. (a)	85,578	1,178,409
Peloton Interactive, Inc. Class A (a)	66,256	7,302,074
Polaris, Inc.	14,390	1,307,475
Smith & Wesson Brands, Inc.	13,338	221,278
Sturm Ruger & Co., Inc.	4,252	284,289
Vista Outdoor, Inc. (a)	14,612	288,879
YETI Holdings, Inc. (a)	18,190	900,041
TOTAL LEISURE PRODUCTS		16,495,799
MEDIA – 0.0%
Broadcasting – 0.0%
Media General, Inc. (a)(b)	7,026	0
MULTILINE RETAIL – 4.5%
Department Stores – 0.2%
Dillard's, Inc. Class A	2,139	95,677
Kohl's Corp.	38,449	818,579
Macy's, Inc.	77,093	478,748
Nordstrom, Inc.	27,246	329,677
		1,722,681
General Merchandise Stores – 4.3%
Big Lots, Inc.	9,814	467,146
Dollar General Corp.	71,994	15,025,868
Dollar Tree, Inc. (a)	58,766	5,307,745
Ollie's Bargain Outlet Holdings, Inc. (a)	16,876	1,469,731
Target Corp.	136,757	20,817,150
		43,087,640
TOTAL MULTILINE RETAIL		44,810,321
SPECIALTY RETAIL – 21.1%
Apparel Retail – 3.6%
Abercrombie & Fitch Co. Class A	15,256	216,940
American Eagle Outfitters, Inc.	38,968	534,251
Boot Barn Holdings, Inc. (a)	6,971	223,211
Burlington Stores, Inc. (a)	16,297	3,154,773
Designer Brands, Inc. Class A	15,994	69,254
Foot Locker, Inc.	25,826	952,463
Genesco, Inc. (a)	3,607	63,916
Guess?, Inc.	10,436	122,936
L Brands, Inc.	58,272	1,865,287
Ross Stores, Inc.	108,127	9,209,177
Shoe Carnival, Inc.	2,267	70,232
The Buckle, Inc.	7,285	174,549

	Shares	Value

The Cato Corp. Class A	5,387	$ 32,968
The Children's Place, Inc.	3,507	88,622
The Gap, Inc.	55,325	1,076,071
The TJX Cos., Inc.	335,480	17,042,384
Urban Outfitters, Inc. (a)	15,908	355,385
Zumiez, Inc. (a)	5,073	142,044
		35,394,463
Automotive Retail – 3.5%
Advance Auto Parts, Inc.	17,089	2,516,868
America's Car-Mart, Inc. (a)	1,617	139,903
Asbury Automotive Group, Inc. (a)	4,736	487,713
AutoNation, Inc. (a)	14,055	797,340
AutoZone, Inc. (a)	7,606	8,587,022
Camping World Holdings, Inc. Class A	7,799	206,206
CarMax, Inc. (a)	40,285	3,482,235
Carvana Co. (a)	26,189	4,854,131
Group 1 Automotive, Inc.	4,279	453,916
Lithia Motors, Inc. Class A	6,440	1,478,431
Monro, Inc.	8,139	342,326
Murphy USA, Inc. (a)	6,902	844,046
O'Reilly Automotive, Inc. (a)	23,105	10,087,643
Penske Automotive Group, Inc.	7,979	408,206
Sonic Automotive, Inc. Class A	5,645	203,559
		34,889,545
Computer & Electronics Retail – 0.9%
Best Buy Co., Inc.	71,332	7,957,084
GameStop Corp. Class A (a)	14,817	155,134
Rent-A-Center, Inc.	12,112	374,261
		8,486,479
Home Improvement Retail – 10.8%
Floor & Decor Holdings, Inc. Class A (a)	46,711	3,409,903
Lowe's Cos., Inc.	199,369	31,520,239
The Home Depot, Inc.	273,699	72,998,260
		107,928,402
Homefurnishing Retail – 0.5%
Aaron's Holdings Co., Inc.	16,813	878,647
Bed Bath & Beyond, Inc.	31,319	620,116
Haverty Furniture Companies, Inc.	4,192	104,884
RH (a)	3,820	1,280,579
Sleep Number Corp. (a)	6,804	431,102
Williams-Sonoma, Inc.	19,072	1,739,557
		5,054,885
Specialty Stores – 1.8%
Dick's Sporting Goods, Inc.	16,112	912,745
Five Below, Inc. (a)	13,758	1,834,492
Hibbett Sports, Inc. (a)	4,223	159,672
MarineMax, Inc. (a)	5,308	159,134
National Vision Holdings, Inc. (a)	19,850	800,550
Sally Beauty Holdings, Inc. (a)	27,863	233,213
Signet Jewelers Ltd.	13,086	291,556
The Michaels Cos., Inc. (a)	18,098	146,775
The ODP Corp.	12,799	249,580
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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Specialty Stores – continued
Tiffany & Co., Inc.	37,053	$ 4,848,014
Tractor Supply Co.	44,123	5,877,625
Ulta Beauty, Inc. (a)	13,262	2,742,184
Winmark Corp.	707	119,773
		18,375,313
TOTAL SPECIALTY RETAIL		210,129,087
TEXTILES, APPAREL & LUXURY GOODS – 7.0%
Apparel, Accessories & Luxury Goods – 2.6%
Capri Holdings Ltd. (a)	35,148	745,840
Carter's, Inc.	10,786	878,520
Columbia Sportswear Co.	7,423	553,682
G-III Apparel Group Ltd. (a)	10,820	145,854
Hanesbrands, Inc.	86,257	1,386,150
Kontoor Brands, Inc. (a)	12,224	402,170
Levi Strauss & Co. Class A	15,273	241,008
Lululemon Athletica, Inc. (a)	36,669	11,708,045
Oxford Industries, Inc.	4,154	171,020
PVH Corp.	17,480	1,018,909
Ralph Lauren Corp.	11,839	791,437
Tapestry, Inc.	68,248	1,517,153
Under Armour, Inc. Class A (a)	46,532	644,003
Under Armour, Inc. Class C (a)	49,167	601,312
VF Corp.	81,851	5,500,387
		26,305,490
Footwear – 4.4%
Crocs, Inc. (a)	16,704	874,120
Deckers Outdoor Corp. (a)	6,912	1,751,294

	Shares	Value

NIKE, Inc. Class B	323,413	$ 38,835,433
Skechers U.S.A., Inc. Class A (a)	33,759	1,070,498
Steven Madden Ltd.	19,575	469,996
Wolverine World Wide, Inc.	20,051	534,760
		43,536,101
TOTAL TEXTILES, APPAREL & LUXURY GOODS		69,841,591
TOTAL COMMON STOCKS (Cost $816,562,941)		998,661,934
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (c) (Cost $760,000)	760,000	760,000
TOTAL INVESTMENT IN SECURITIES – 100.2% (Cost $817,322,941)		999,421,934
NET OTHER ASSETS (LIABILITIES) (d) – (0.2%)		(2,375,738)
NET ASSETS – 100.0%		$ 997,046,196

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	Includes $44,500 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts	1	December 2020	$ 76,840	$ 538	$ 538
CME E-mini S&P Consumer Discretionary Select Sector Index Future Contracts	4	December 2020	576,880	(23,399)	(23,399)
Total Equity Index Contracts					$(22,861)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value
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determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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